Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Restricted Share Units Reserve [Member]	Warrants Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Jun. 30, 2022	$ 39,733,633	$ 6,067,323		$ 70,295	$ (10,545,535)	$ 35,325,716
Balance at beginning (in shares) at Jun. 30, 2022	1,378,827
IfrsStatementLineItems [Line Items]
Issuance of debt settlement	$ 800,366					800,366
Issuance of debt settlement (in shares)	18,462
Stock-based compensation (Notes 16, 18, 19, 20, 23)		1,722,999	86,638			1,809,637
Cancellation of stock options (Note 20)		(1,312,757)			1,312,757
Exercise of warrants (Notes 15, 21)	$ 36,774			(5,196)		31,578
Exercise of warrants (in shares)	1,619
Cash in lieu on shares consolidation
Net loss for the year					(15,462,945)	(15,462,945)
Ending balance, value at Jun. 30, 2023	$ 40,570,773	6,477,565	86,638	65,099	(24,695,723)	22,504,352
Balance at ending (in shares) at Jun. 30, 2023	1,398,908
IfrsStatementLineItems [Line Items]
Stock-based compensation (Notes 16, 18, 19, 20, 23)		361,081	105,244			466,325
Cancellation of stock options (Note 20)		(4,920,927)			4,920,927
Expiry of warrants (Notes 15, 21)				(65,099)	65,099
Issuance of shares on financing (Note 18)	$ 7,707,292					7,707,292
Issuance of shares on financing (in shares)	164,152
Flow-through share liability (Notes 17, 18)	$ (3,637,149)					(3,637,149)
Share issue costs (Note 18)	(355,016)					(355,016)
Issuance of shares per agreements (Note 18)	$ 3,934,189					3,934,189
Issuance of shares per agreement (in shares)	298,944
Issuance of shares per option agreements (Note 8)	$ 1,728,380					1,728,380
Issuance of shares per option agreements (in shares)	115,384
Shares issued on vested RSUs (Notes 19)	$ 179,505		(179,505)
Shares issued on vested RSUs (in shares)	4,615
Cancellation of RSUs (Note 19)			(12,377)		12,377
Cash in lieu on shares consolidation
Net loss for the year					(6,850,918)	(6,850,918)
Ending balance, value at Jun. 30, 2024	$ 50,127,974	1,917,719			(26,548,238)	25,497,455
Balance at ending (in shares) at Jun. 30, 2024	1,982,003
IfrsStatementLineItems [Line Items]
Stock-based compensation (Notes 16, 18, 19, 20, 23)	$ 186,031	86,497				272,528
Stock-based compensation (in shares)	14,615
Issuance of shares on financing (Note 18)	$ 63,274,574					63,274,574
Issuance of shares on financing (in shares)	5,842,892
Share issue costs (Note 18)	$ (16,672,731)					(16,672,731)
Issuance of shares per agreements (Note 18)	$ 8,325,336					8,325,336
Issuance of shares per agreement (in shares)	776,535
Issuance of shares per option agreements (Note 8)	$ 1,490,860					1,490,860
Issuance of shares per option agreements (in shares)	155,730
Treasury shares held for cancellation (Note 18)	$ (191,898)					(191,898)
Treasury shares held for cancellation (in shares)	(22,919)
Cash in lieu on shares consolidation	$ (3,740)					(3,740)
Cash in lieu on shares consolidation (in shares)	(689)
Net loss for the year					(15,985,788)	(15,985,788)
Ending balance, value at Jun. 30, 2025	$ 106,536,406	$ 2,004,216			$ (42,534,026)	$ 66,006,596
Balance at ending (in shares) at Jun. 30, 2025	8,748,167